Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Contracted for	$ 148	$ 77	$ 118
Not contracted for	227	82	76
Total	$ 375	$ 159	$ 194